Property, Plant and Equipment Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 3,067	$ 3,254
Machinery and equipment	8,192	7,944
Construction in progress	1,006	1,151
Land	338	370
Total property, plant and equipment	12,603	12,719
Less accumulated depreciation	(6,733)	(6,405)
Property, plant and equipment - net	$ 5,870	$ 6,314	$ 6,585